SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /
                                                                              --

         Pre-Effective Amendment No.                                         / /


         Post-Effective Amendment No.    10                                  /X/


                                                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                      / /
OF 1940


         Amendment No.   11                                                 /X/


     (Check appropriate box or boxes.)

AmeriPrime Funds - File Nos. 33-96826 and 811-9096

1793 Kingswood Drive, Suite 200, Southlake, Texas             76092
-------------------------------------------------------------------
  (Address of Principal Executive Offices)                  Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197

     Kenneth Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (Name and Address of Agent for Service)
     With copy to: Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A. 3500 Carew Tower, Cincinnati, Ohio 45202
Release Date:  June, 1997

It is proposed that this filing will become effective:


/ / immediately upon filing pursuant to paragraph (b) / / on _____________ pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1) /X/ 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Being Registered

         Omit from the facing sheet reference to the other Act if the Registration Statement or amendment is filed under only one of the Acts. Include the "Approximate Date of Proposed Public Offering" and "Title of Securities Being Registered" only where securities are being registered under the Securities
Act of 1933.

                                                     AmeriPrime Funds
                                                   CROSS REFERENCE SHEET
                                                         FORM N-1A

                                                FOR WORTHINGTON THEME FUND


ITEM                                     SECTION IN COMBINED PROSPECTUS

  1..............................        Cover Page
  2..............................        Summary of Fund Expenses
  3..............................        None
  4..............................        The Funds, Investment Objective and
                                         Strategies and Risk Considerations,
                                         Investment Policies, Techniques and
                                         Risk Considerations, Operation of
                                         the Fund, General Information
  5..............................        Operation of the Fund
  5A.............................        None
  6..............................        Cover Page, Dividends and
                                         Distributions, Taxes, Operation of
                                         the Fund, General Information, How
                                         to Redeem Shares
  7..............................        Cover Page, How to Invest in the
                                         Fund, Share Price Calculation,
                                         Operation of the Fund,
  8..............................        How to Redeem Shares
  9..............................        None
 13..............................        General Information
 15..............................        General Information


                                         SECTION IN STATEMENT OF
ITEM                                     ADDITIONAL INFORMATION

 10..............................        Cover Page
 11..............................        Table of Contents
 12..............................        None
 13..............................        Additional Information About Fund
                                         Investments and Risk Considerations,
                                         Investment Limitations
 14..............................        Trustees and Officers
 15..............................        None
 16..............................        The Investment Adviser, Custodian,
                                         Transfer Agent, Accountants
 17..............................        Portfolio Transactions and Brokerage
 18..............................        Description of the Trust
 19..............................        Determination of Share Price
 20..............................        None
 21..............................        Distributor
 22..............................        Investment Performance
 23..............................        Financial Statements

                          PROSPECTUS ___________, 1998

                             WORTHINGTON THEME FUND


                                200 Park Avenue
                                   Suite 3900
                               New York, NY 10166

              For Information, Shareholder Services and Requests:
                                  (800)__-____

         The investment objective of the Worthington Theme Fund (the "Fund") is to provide long term capital growth to its shareholders. The Fund's advisor, CWH Associates Inc. (the "Advisor"), seeks to achieve this objective by investing primarily in equity securities of companies which the Advisor believes are positioned to take advantage of certain socioeconomic themes identified by the Advisor as likely to benefit from increasing public awareness. Each theme represents a significant change in the way industry or society does business or interacts with the world. The Fund is a non-diversified fund, and this Prospectus provides information relating to the additional risks associated with non- diversification.

         Sales are made on a "no-load" basis, without sales charge at the Fund's per share net asset value. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc. This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated _________, 1998 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.












THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

     Page

SUMMARY OF FUND EXPENSES

     Shareholder Transaction Expenses Annual Fund Operating Expenses

     THE FUND INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS HOW TO INVEST IN THE FUND Initial Purchase Additional Investments Automatic Investment Plan Tax Sheltered Retirement Plans Other Purchase Information HOW TO REDEEM SHARES SHARE PRICE CALCULATION DIVIDENDS AND DISTRIBUTIONS TAXES OPERATION OF THE FUND INVESTMENT POLICIES, TECHNIQUES AND RISK CONSIDERATIONS Equity Securities ADRs, GDRs and EDRs Investment In New Issuers Short Sales Options Transactions Borrowing and Leverage Lending U.S. Government Securities Repurchase Agreements Illiquid Securities Non-Diversification and Concentration General GENERAL INFORMATION Fundamental Policies Portfolio Turnover Shareholder Rights PERFORMANCE INFORMATION -5-

SUMMARY OF FUND EXPENSES

The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

Shareholders should be aware that unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In addition, the Fund does not charge a 12b-1 fee.

Shareholder Transaction Expenses

     Sales Load Imposed on Purchases.......................................NONE
     Sales Load Imposed on Reinvested Dividends............................NONE
     Deferred Sales Load...................................................NONE
     Redemption Fees on shares held 59 days or less (as a % of redemption amount)...............................................................2.00%
     Exchange Fees.........................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)1

     Management Fees...................................................... 2.00%
     12b-1 Charges.........................................................NONE
     Other Expenses........................................................0.00%
     Total Fund Operating Expenses.........................................2.00%

     1 The Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described in footnote 3).

2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .001% of average net assets for the first fiscal year.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example


You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
1 Year            3 Years
 $20                $63

THE FUND

         Worthington Theme Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on December __, 1997. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is CWH Associates, Inc. (the "Advisor").

INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS

         The investment objective of the Fund is to provide long-term capital growth to its shareholders. The Advisor seeks to achieve this objective by investing primarily in equity securities of companies which the Advisor believes are positioned to take advantage of certain socioeconomic themes identified by the Advisor as likely to benefit from increasing public awareness.

         Each theme represents a significant change in the way industry or society does business or interacts with the world. Examples might be "Networking" or "Productivity" or "The Year 2000 Problem." Based on fundamental analysis, the Advisor will attempt to select those companies in each theme group which should best be able to benefit from the socioeconomic change behind the theme concept, as well as those that are most likely to be negatively affected by the change. The Advisor will invest in the securities of the selected companies that it expects will benefit from the change and will take short positions in the securities of the selected companies that it expects will be negatively affected. Theme selection is a dynamic process; the Advisor may add new themes from time to time, and may abandon themes as their relevance declines.

         The Fund will focus its investments primarily on common stocks of companies that are positioned to take advantage of the themes chosen by the Advisor. The Advisor expects that many of these companies will be smaller capitalization companies, as they tend to offer opportunities for more significant gains. The Advisor intends to stay fully invested (subject to liquidity requirements) in equity securities regardless of price movements. However, it is likely that the Advisor will make short sales of securities of companies expected to be negatively affected by the chosen themes, and may also pursue investment opportunities by using other aggressive investment techniques involving leverage and other risks. For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

         By investing primarily in smaller capitalization companies, the Fund will be subject to the risks associated with such companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

         Because the Fund invests in companies related to common themes, it is likely that the Fund's investments will be concentrated from time to time in certain sectors of the economy. To the extent it is so concentrated, it will be subject to the risks affecting those sectors of the economy. Also, the Fund is a non-diversified fund, and as such, presents substantially more investment risk and potential for volatility then a mutual fund which is diversified. The Fund is not a complete investment program, and an investment in the Fund should be considered only a portion of your overall investment portfolio.

         Investors should be aware that the Advisor may not be successful in identifying themes or in selecting companies which will benefit from the themes identified, and thus the Fund cannot give any assurance that its investment objective will be achieved. Although all mutual funds are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the aggressive investment techniques of the Fund may entail investment risks not encountered by the average mutual fund. See "Investment Policies, Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices and the risks involved. Investors should also be aware that the Advisor has no prior experience in acting as an investment adviser to a mutual fund and that the Fund has no operating history.

                                                 HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $50,000 and minimum subsequent investments of $5,000. The Fund's minimum initial investment has been waived for the first year following the Fund's commencement of operations. Investors choosing to purchase or redeem their shares through a securities dealer or broker/dealer may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions, if such securities are held for 60 days or more.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Worthington Theme Fund, and sent by mail or overnight delivery to
Mail to:                                             Overnight to:
Worthington Theme Fund                               Worthington Theme Fund
c/o American Data Services, Inc.                     c/o American Data
P.O. Box 5536                                        Services, Inc.
Hauppauge, NY  11788-0132                            150 Motor Parkway
                                                     Hauppauge, NY 11760

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call American Data Services, Inc., the Fund's transfer agent (the "Transfer Agent") at 800-________ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Star Bank, N.A. Cinti/Trust
                  ABA #0420-0001-3
                  Attn:  Worthington Theme Fund Master Account
                  D.D.A. # _______________
                  Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to The Worthington Theme Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $5,000 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                                                   HOW TO REDEEM SHARES

         If you sell shares after holding them less than 60 days, the Fund will deduct a redemption fee equal to 2.00% of the value of those shares. All redemptions of shares held for 60 days or more will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to redeem their shares through a securities dealer may be charged a fee by that dealer.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

Mail to:                                    Overnight to:
Worthington Theme Fund                      Worthington Theme Fund
c/o American Data Services, Inc.            c/o American Data Services, Inc.
P.O. Box 5536                               150 Motor Parkway
Hauppauge, NY  11788-0132                   Hauppauge, NY 11760

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) ___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) ___-___. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $50,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is also subject to redemption at any time after the initial year of the Fund's operations if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                                                  SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which the Fund is open for business and there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                                DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                                           TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                                                   OPERATION OF THE FUND

         The Fund is a non-diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services. The Fund retains CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166 (the "Advisor") to manage the assets of the Fund. The Advisor, a Delaware corporation, is a New York based independent investment advisor founded in 1989. Clifford W. Henry and Andrew M. Abrams, President and Chief Operating Officer, respectively, are the principals of the advisor, and are primarily responsible for the day-to-day management of the Fund's portfolio. The Advisor's principals have combined money-management experience of 60 years. The Advisor currently manages over $100 million in assets, and has engaged in the management of investment partnerships, separate accounts, and pension plans for taxable and non taxable clients since 1989. Prior to founding the Advisor, Mr. Henry was a principal of Dawson Henry Capital Management. Prior to joining the Advisor in 1996, Mr. Abrams was and still is a Managing Partner of Abrams Investment Partners.

         The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 2.00% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor.
[organizational expenses].

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for the Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

             INVESTMENT POLICIES, TECHNIQUES AND RISK CONSIDERATIONS

         The Fund may invest in the following securities, may engage in the following practices and will be subject to the following risks and limitations:

         Equity Securities. The Fund emphasizes investments in common stocks, which represent an equity (ownership) interest in a corporation. Equity securities also include common stock equivalents (such as preferred stock, convertible securities, rights, warrants or other securities exchangeable for shares of common stock) and publicly-traded partnership interests. The Fund does not intend to invest more than 5% of its net assets in any type of common stock equivalent. In selecting equity investments for the Fund, the Advisor considers the fundamental value of the issuing company as well as market and economic factors that affect securities prices.

         In addition to investing directly in common stocks, the Fund may invest in S&P Depository Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the value of the SPDRs track the movement of the Index relatively closely.

         The Fund may invest in foreign equity securities, including, but not limited to, American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"). ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign- based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund does not intend to invest more than 5% of its net assets, at the time of purchase, in foreign securities which are not ADRs, EDRs or GDRs.

         Investment In New Issuers. The Fund intends to invest occasionally in the common stock of selected new issuers, defined as those having continuous operating histories of less than three years. If the Fund is to invest in credit instruments of new issuers, it will only be in those issuers where the Advisor believes there are strong covenant protections for the holder. If issuers meet the investment criteria discussed above, the Fund may invest in securities without respect to the age of the issuer. Investments in relatively new issuers may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

         Short Sales. A substantial portion of the Fund's net assets may be committed from time to time to short sales. When the Fund engages in a short sale, it sells a security which it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

                  In connection with its short sales, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

         Options Transactions. The Fund may purchase put and call options on individual securities and on stock indices, including basket indices like the Year 2000 Index. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying security at the exercise price at any time during the option period. An option on a stock index gives the holder the right to receive, upon exercising the option, a cash settlement amount based on the difference between the exercise price and the value of the underlying stock index. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.

         The Fund may also write (sell) covered call options on individual securities and on stock indices and engage in related closing transactions. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. To cover the potential obligations involved in writing these options, the Fund will own the underlying security or, in the case of an option on an index, will either hold a portfolio of stocks substantially replicating the movement of the index or, to the extent the Fund does not hold such a portfolio, will segregate with the Custodian high grade, liquid debt obligations equal to the market value of the stock index option, marked to market daily. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price. Other risks associated with writing options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of an option on a stock index) exposure to an indeterminate liability. There is no assurance of liquidity in the secondary market for purposes of closing out option positions. Also, successful use by the Fund of options on security indices will be subject to the Advisor's ability to predict correctly movement in the direction of the security market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

         Borrowing and Leverage. The Fund may borrow from banks up to one third of its total assets, and the Fund may pledge assets in connection with such borrowings. If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage. The Fund's objective would be to pursue investment opportunities with yields that exceed the cost of the borrowings. This leverage may exaggerate changes in the Fund's share value and the gains and losses on the Fund's investment. Leverage also creates interest expenses that may exceed the return on investments made with the borrowings.

         Lending. The Fund may lend securities to broker-dealers and other institutions as a means of earning additional income. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund at least equal to [100%] of the current market value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter when the Board of Trustees determines voting to be in the Fund's interest. If the borrower becomes bankrupt or otherwise defaults on its obligations, the Fund could experience delays in recovering its securities. To the extent that, in the meantime, the value of securities loaned had increased, the Fund could experience a loss if the borrower had not maintained sufficient collateral. Loans, in the aggregate, may not exceed one third of the Fund's total assets.

         U.S. Government Securities are high quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payments from outstanding Treasury securities and selling them as individual securities. The Fund does not intend to invest more than 5% of its net assets in STRIPS.

         Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

         Illiquid Securities. Under the supervision of and pursuant to the guidelines adopted by the Board of Trustees, the Advisor determines which of the Fund's investments are classified as illiquid. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The absence of a trading market can make it difficult to ascertain a market value of illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may not invest more than 15% of its net assets in illiquid investments.

         Non-Diversification and Concentration. Diversifying a fund's investment portfolio can reduce, to some extent, the risks of investing. This may include limiting the amount of money invested in any one company or, on a broader scale, limiting the amount invested in any one industry. To retain investment flexibility, the Fund may be non-diversified. To the extent that the Fund invests a significant portion of its assets in a few issuers' securities, the performance of the Fund could be significantly affected by the performance of those issuers.

         General. The Fund may invest in debt securities (including lower quality, higher yielding debt securities) and securities sold on a when- issued or delayed delivery basis; provided the Fund's investment in such securities does not exceed 5% of its net assets.


                                                    GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Advisor believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of approximately 150%. The brokerage commissions incurred by the Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The higher portfolio turnover rate may result in the realization of more net capital gains, and any distributions derived from such gains may be ordinary income for federal tax purposes.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. [Controlling shareholder?] As of _________________, 1998, ___________________ may be deemed to control the Fund as a result of [its] beneficial ownership of the shares of the Fund.

                                                  PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the Dow Jones Industrial Average, the Russell 2000 Index or the Russell 2000 Growth Index.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Advisor                         Administrator
CWH Associates                             AmeriPrime Financial Services, Inc.
200 Park Avenue, Suite 3900                1793 Kingswood Drive, Suite 200
New York, NY  10166                        Southlake, Texas  76092

Custodian (all subsequent purchases)       Distributor
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
P.O. Box 640749                            1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45264                    Southlake, Texas  76092

Transfer Agent (all purchase and           Auditors
redemption requests)                       McCurdy & Associates CPA's, Inc.
American Data Services, Inc.               27955 Clemens Road
P.O. Box 5536                              Westlake, Ohio 44145
Hauppauge, New York  11788-0132

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                                  WORTHINGTON THEME FUND




                                            STATEMENT OF ADDITIONAL INFORMATION



                                                    _____________, 1998










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Worthington Theme Fund dated ______________, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, NY 11760, or by calling 1-800-____-____.

                                            STATEMENT OF ADDITIONAL INFORMATION


                                                     TABLE OF CONTENTS

                                                                            PAGE



DESCRIPTION OF THE TRUST.....................................................-1-

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS........-1-

         Debt Securities.....................................................-2-
         When Issued Securities and Forward Commitments......................-3-

         STRIPS..............................................................-3-

INVESTMENT LIMITATIONS.......................................................-4-

THE INVESTMENT ADVISER.......................................................-5-

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................-8-

DETERMINATION OF SHARE PRICE.................................................-9-

INVESTMENT PERFORMANCE.......................................................-9-

CUSTODIAN...................................................................-10-

TRANSFER AGENT..............................................................-10-

ACCOUNTANTS.................................................................-10-

DISTRIBUTOR.................................................................-11-

DESCRIPTION OF THE TRUST

         Institutional Investor Theme Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Equity Securities. Equity securities include common stock and common stock equivalents (such as preferred stock, convertible securities, rights and warrants). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

                  Convertible securities include bonds and preferred stocks which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

                  In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

                  Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, for example common stock, at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for a Fund. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         B. Debt Securities. The Fund may invest in debt securities, including lower quality, high yielding debt securities if it believes that doing so will result in capital appreciation or will earn income on idle cash. The Fund may buy debt securities of all types and qualities issued by both domestic and foreign issuers, including government securities, corporate bonds and debentures, commercial paper, and certificates of deposit.

                  Lower quality debt securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

         The Fund may invest in zero coupon securities which are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). These involve risks that are similar to those of other debt securities, although they may be more volatile, and certain zero coupon securities move in the same direction as interest rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities.

         The Fund may invest in floating rate debt securities. These instruments have interest rates that move in tandem with a benchmark, helping to stabilize their prices, or may pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.



         C. Foreign Securities. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities. The Fund does not intend to invest more than 5% of its net assets in foreign securities (other than ADRs, GDRs and EDRs, as to which there are no restrictions).



         D. When Issued Securities and Forward Commitments. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Advisor deems it appropriate to do so.



         E. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.



         F. STRIPS. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. A Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, a Fund may be required to liquidate other Fund securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, a Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

INVESTMENT LIMITATIONS



         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").



         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.



         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.



         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.



         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).



         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.



         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.



         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.



         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.



     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).


         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.



         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.



         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.



         iv. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and/or the Statement of Additional Information.





THE INVESTMENT ADVISER



         The Fund's investment adviser is CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166. Clifford W. Henry may be deemed to be a controlling person of the Adviser due to his ownership of the shares of the corporation, and his position as Chairman and President of the corporation.



         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.00% of the average daily net assets of the Fund.

The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.



         The Adviser retains the right to use the name "Worthington Theme Fund," or any derivation thereof, in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Worthington Theme Fund," or any derivation thereof, automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.



         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.



TRUSTEES AND OFFICERS



         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the Investment Company Act of 1940, is indicated by an asterisk.

          Name, Age and Address

             Position

               Principal Occupations During

                       Past 5 Years



* Kenneth D. Trumpfheller

Age:  39

1793 Kingswood Drive

Suite 200

Southlake, Texas  76092

President and Trustee

President, Treasurer and Secretary of AmeriPrime Financial Services, Inc., the Funds' administrator, and AmeriPrime Financial Securities, Inc., the Funds' distributor. Prior to December, 1994, a senior client executive with SEI Financial Services.



Julie A. Feleo

Age:  31

1793 Kingswood Drive

Suite 200

Southlake, Texas  76092

Secretary, Treasurer

Secretary, Treasurer and Chief Financial Officer of AmeriPrime Financial Services, Inc. and
AmeriPrime Financial Securities, Inc.; Fund
Reporting Analyst at Fidelity Investments from
1993 to 1997; Fund Accounting Analyst at
Fidelity Investments in 1993.  Prior to 1993,
Accounting Manager at Windows Presentation
Manager Association.



Steve L. Cobb

Age:  40

2001 Indianwood Ave.

Broken Arrow, OK  74012

Trustee

President of Chandler Engineering Company,
L.L.C. , oil and gas services company;
International Marketing Manager of Carbo
Ceramics Inc., oil field manufacturing/supply company from 1982 to 1996.



Gary E. Hippenstiel

Age:  50

32 Sunlit Forest Drive

The Woodlands, Texas  77381

Trustee

Director, Vice President and Chief Investment Officer of Legacy Trust Company from since 1992; President and Director of Heritage Trust Company from 1994 to 1996; Vice President and Manager of Investments of Kanaly Trust Company from 1988 to 1992.

     Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees. The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1997 is set forth in the following table:











                                                 Name



                                          Total Compensation

                                       from Trust (the Trust is

                                        not in a Fund Complex)



Kenneth D. Trumpfheller

                                             0



Steve L. Cobb

$----------



Gary E. Hippenstiel

$----------





PORTFOLIO TRANSACTIONS AND BROKERAGE



         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.



         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.



         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.



         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.



DETERMINATION OF SHARE PRICE



         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.



INVESTMENT PERFORMANCE



         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV



Where:            P        =        a hypothetical $1,000 initial investment

                  T        =        average annual total return

                  n        =        number of years

                  ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.



The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.



         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell 2000 Index or the Russell 2000 Growth Index.



         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.





CUSTODIAN



         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.



TRANSFER AGENT



         American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, NY 11760, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, American Data Services, Inc. provides the Fund with certain monthly reports, record-keeping and other management-related services.



ACCOUNTANTS



         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending May 31, 1998. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.



DISTRIBUTOR



         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

                                                     AmeriPrime Funds



PART C.           OTHER INFORMATION



Item 24. Financial Statements and Exhibits




                  (a)      Financial Statements.




                           Included in Part A:  None.



                           Included in Part B:  None.




                  (b)      Exhibits



                           (1) (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.



     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No.1, is hereby incorporated by reference.

     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which wasfiled as an Exhibit to Registrant's Post-Effective Amendment No.4, is hereby incorporated by reference.



     (v) Copy of Amendment No.4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.



     (vi) Copy of Amendment No. 5 and Amendment No. 6 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, are hereby incorporated by reference.


                           (2) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's
                                    Registration     Statement,     is    hereby
                                    incorporated by reference.



                           (3)      Voting Trust Agreements - None.



                           (4)      Specimen of Share Certificates - None.

                           (5) (i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.



                                    (ii)    Copy  of   Registrant's   Management
                                            Agreement  with  Jenswold,   King  &
                                            Associates,  Adviser to Fountainhead
                                            Special Value Fund,  which was filed
                                            as  an   Exhibit   to   Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby incorporated by reference.



                                  (iii)     Copy of Registrant's Management
                                            Agreement with Advanced Investment
                                            Technology, Inc., Adviser to
                                            AIT Vision U.S. Equity Portfolio,
                                            which was filed as an Exhibit to
                                            Registrant's Post-Effective
                                            Amendment No. 6, is hereby
                                            incorporated by reference.



                                    (iv)    Copy  of   Registrant's   Management
                                            Agreement   with   GLOBALT,    Inc.,
                                            Adviser  to  GLOBALT   Growth  Fund,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's Pre-Effective Amendment
                                            No.  1, is  hereby  incorporated  by
                                            reference.



                                    (v)     Copy  of   Registrant's   Management
                                            Agreement  with  Newport  Investment
                                            Advisors, Inc., Adviser to the MAXIM
                                            Contrarian  Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment  No. 2, is
                                            hereby incorporated by reference.



                                    (vi)    Copy  of   Registrant's   Management
                                            Agreement     with    IMS    Capital
                                            Management, Inc., Adviser to the IMS
                                            Capital Value Fund,  which was filed
                                            as  an   Exhibit   to   Registrant's
                                            Post-Effective  Amendment  No. 2, is
                                            hereby incorporated by reference.



                               (vii)Copy of  Registrant's  Management  Agreement
                                    with Commonwealth Advisors, Inc., Adviser to
                                    Florida  Street Bond Fund and Florida Street
                                    Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.



                              (viii)Copy of Registrant's Management Agreement
                                    with Corbin & Company, Adviser to
                                    Corbin Small-Cap Fund,which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.



                                (ix)Copy   of   Registrant's    proposed
                                    Management   Agreement   with  Vuong
                                    Asset   Management   Company,   LLC,
                                    Adviser to MAI Enhanced  Index Fund,
                                    MAI  Growth  &  Income   Fund,   MAI
                                    Aggressive    Growth    Fund,    MAI
                                    High-Yield  Income Fund, MAI Capital
                                    Appreciation  Fund  and  MAI  Global
                                    Equity  Fund  (the  "MAI  Family  of
                                    Funds"),   which  was  filed  as  an
                                    Exhibit       to        Registrant's
                                    Post-Effective  Amendment  No. 8, is
                                    hereby incorporated by reference.




                                (x) Copy   of   Registrant's    proposed
                                    Management    Agreement   with   CWH
                                    Associates,    Inc.,    Advisor   to
                                    Worthington  Theme  Fund,  is  filed
                                    herewith.

                           (6) Copy of Registrant's Amended and Restated Underwriting Agreement with AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.



                           (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.



                           (8)  (i) Copy of  Registrant's  Agreement
                                    with the Custodian, Star Bank, N.A.,
                                    which  was  filed as an  Exhibit  to
                                    Registrant's Pre-Effective Amendment
                                    No.  1, is  hereby  incorporated  by
                                    reference.



                               (ii) Copy of  Registrant's  Appendix B to
                                    the  Agreement  with the  Custodian,
                                    Star Bank,  N.A., which was filed as
                                    an    Exhibit    to     Registrant's
                                    Post-Effective  Amendment  No. 8, is
                                    hereby incorporated by reference.



                           (9) Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial
                                    Services,   Inc.,  which  was  filed  as  an
                                    Exhibit   to   Registrant's    Pre-Effective
                                    Amendment No. 1, is hereby incorporated by reference.




                           (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.




                           (11)     Consent of independent public accountants
                                    - None.



                           (12)     Financial Statements Omitted from Item 23
                                    - None.



                           (13) Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.



                           (14) Model Plan used in Establishment of any Retirement Plan - None.



                           (15)     (i)     Copy of Registrant's Rule 12b-1
                                            Distribution Plan for The MAXIM
                                            Contrarian Fund, which was filed as
                                            an Exhibit to Registrant's Post-
                                            Effective Amendment No. 1, is hereby
                                            incorporated by reference.



                                    (ii)    Copy  of  Registrant's   Rule  12b-1
                                            Service   Agreement  for  The  MAXIM
                                            Contrarian  Fund, which was filed as
                                            an  Exhibit  to  Registrant's  Post-
                                            Effective Amendment No. 1, is hereby
                                            incorporated by reference.



                           (16) Schedule for Computation of Each Performance Quotation - None.



                           (17)     Financial Data Schedule - None.

                           (18)     Rule 18f-3 Plan - None.



                           (19) (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment No. 5, are
                                            hereby incorporated by reference.



                                    (ii)    Powers of Attorney  for Trustees and
                                            Officers  which  were  filed  as  an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment No. 5, are
                                            hereby incorporated by reference.




                                    (iii)   Power of Attorney for the Treasurer
                                            of the Trust, which was filed as an
                                            Exhibit to Registrant's
                                            Post-Effective Amendment No. 8, is
                                            hereby incorporated by reference.





Item 25. Persons Controlled by or Under Common Control with the Registrant (As of November 18, 1997)



                  The Carl Domino Associates, L.P., Profit Sharing Trust may be deemed to control the Carl Domino Equity Income Fund, Roger E. King, Robert E. Walsh and the Jenswold, King & Associates, Inc. Profit Sharing Plan may be deemed to control the Fountainhead Special Value Fund, and Cheryl and Kenneth Holeski may be deemed to control The MAXIM Contrarian Fund, as a result of their respective beneficial ownership of those Funds.



Item 26. Number of Holders of Securities (as of November 18, 1997)



      Title of Class                        Number of Record Holders



Carl Domino Equity Income Fund                                         83

Fountainhead Special Value Fund                                        56

AIT Vision U.S. Equity Portfolio                                       31

GLOBALT Growth Fund                                                    65

NewCap Contrarian Fund                                                 43

IMS Capital Value Fund                                                444

Florida Street Bond Fund                                                2

Florida Street Growth Fund                                              1

Corbin Small-Cap Value Fund                                            69

MAI Enhanced Index Fund                                                 0

MAI Growth and Income Fund                                              0

MAI Aggressive Growth Fund                                              0

MAI High-Yield Income Fund                                              0

MAI Capital Appreciation Fund                                           0

MAI Global Equity Fund                                                  0

Worthington Theme Fund                                                  0

Item 27.          Indemnification



                  (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:



                                            Section   6.4   Indemnification   of
                                    Trustees,  Officers,  etc.  Subject  to  and
                                    except   as   otherwise   provided   in  the
                                    Securities Act of 1933, as amended,  and the
                                    1940 Act, the Trust shall  indemnify each of
                                    its Trustees and officers (including persons
                                    who  serve  at  the   Trust's   request   as
                                    directors,  officers  or trustees of another
                                    organization  in  which  the  Trust  has any
                                    interest  as  a  shareholder,   creditor  or
                                    otherwise  (hereinafter  referred  to  as  a
                                    "Covered  Person")  against all liabilities,
                                    including but not limited to amounts paid in
                                    satisfaction of judgments,  in compromise or
                                    as  fines  and   penalties,   and  expenses,
                                    including   reasonable    accountants'   and
                                    counsel fees, incurred by any Covered Person
                                    in   connection    with   the   defense   or
                                    disposition  of any  action,  suit or  other
                                    proceeding,   whether   civil  or  criminal,
                                    before  any  court  or   administrative   or
                                    legislative  body,  in  which  such  Covered
                                    Person may be or may have been involved as a
                                    party or otherwise or with which such person
                                    may be or may have been threatened, while in
                                    office or thereafter,  by reason of being or
                                    having  been  such  a  Trustee  or  officer,
                                    director  or  trustee,  and  except  that no
                                    Covered Person shall be indemnified  against
                                    any   liability   to   the   Trust   or  its
                                    Shareholders  to which such  Covered  Person
                                    would  otherwise  be  subject  by  reason of
                                    willful   misfeasance,   bad  faith,   gross
                                    negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.



                                            Section 6.5  Advances  of  Expenses.
                                    The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.



                                            Section  6.6   Indemnification   Not
                                    Exclusive, etc. The right of indemnification
                                    provided  by this  Article  VI shall  not be
                                    exclusive  of or affect any other  rights to
                                    which  any  such   Covered   Person  may  be
                                    entitled. As used in this Article

                                    VI,  "Covered  Person"  shall  include  such
                                    person's      heirs,      executors      and
                                    administrators.  Nothing  contained  in this
                                    article   shall   affect   any   rights   to
                                    indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.



                           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.



                  (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.



                  (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant orthe By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 28.          Business and Other Connections of Investment Adviser



                  A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, is a registered investment adviser.



                           (1) CDA has engaged in no other business during the past two fiscal years.



                           (2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.



                                    (a)     Penn Independent Corp., a partner in
                                            CDA, is an insurance holding company
                                            that  operates  a  premium   finance
                                            company,  a surplus lines  insurance
                                            company  and a  wholesale  insurance
                                            agency.



                                    (b)     James E. Heerin,  Jr., an officer of
                                            CDA, is vice  president  and general
                                            counsel  of Penn  Independent  Corp.
                                            and  an  officer  and   director  of
                                            Shrimp Culture II, Inc., both at 420
                                            South York Road,  Hatboro, PA 19040.
                                            Shrimp  Culture II, Inc.  raises and
                                            sells shrimp.



                                    (c)     Lawrence Katz, a partner in CDA, is
                                            an orthopedic surgeon in private
                                            practice.



                                    (d)     Saltzman Partners, a partner in CDA,
                                            is  a   limited   partnership   that
                                            invests in companies and businesses.



                                    (e)     Cango Inversiones, SA, a partner in
                                            CDA, is a foreign business entity
                                            that invests in U.S. companies and
                                            businesses.



                  B. Jenswold, King & Associates, Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("JKA"), adviser to the Fountainhead Special Value Fund, is a registered investment adviser.



                           (1) JKA has engaged in no other business during the past two fiscal years.



                           (2) The following list sets forth other substantial business activities of the directors and officers of JKA during the past two years.

                                    (a)     John Servis, a director of JKA,
                                            is a licensed real estate broker.



                  C. Advanced Investment Technology, Inc., 311 Park Place Boulevard, Suite 250, Clearwater, Florida 34619 ("AIT"), adviser to AIT Vision U.S. Equity Portfolio, is a registered investment adviser.



                           (1) AIT has engaged in no other business during the past two fiscal years.



                           (2) The following list sets forth other substantial business activities of the directors and officers of AIT during the past two fiscal years.



                                    (a)     Dean S. Barr,  director  and the CEO
                                            of AIT, was the managing director of
                                            LBS Capital  Management,  Inc.,  311
                                            Park   Place   Blvd.,    Clearwater,
                                            Florida from 1989-1996.



                                    (b)     Mani Ganesh, a director and the vice
                                            president of AIT, was the vice
                                            president of LBS Capital Management
                                            Inc. from 1989-1996.



                                    (c)     Scott P. Mason, a director of AIT is
                                            also   a   professor    at   Harvard
                                            University.



                                    (d)     Raymond L. Killian, a director of
                                            AIT and the chief executive officer
                                            of Investment Technology Group,Inc.
                                            900 3rd Avenue, New York, New York.



                                    (e)     David C. Cushing,  a director of AIT
                                            and a registered  representative  of
                                            Investment Technology Group, Inc.



                                    (f)     Lisa  A.  Sloan,   chief   operating
                                            officer  of  AIT  was   director  of
                                            operations     of    LBS     Capital
                                            Management,  Inc.,  311  Park  Place
                                            Blvd.,   Suite   330,    Clearwater,
                                            Florida.  From  1995-1996  she was a
                                            technical  controller  with  Salomon
                                            Brothers,  Inc.,  8800 Hidden  River
                                            Parkway, Tampa, Florida.



                  D. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

                           (1) GLOBALT has engaged in no other business during the past two fiscal years.



                           (2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.



                                    (a)     Gregory S.  Paulette,  an officer of
                                            GLOBALT, is the president of GLOBALT
                                            Capital  Management,  a division  of
                                            GLOBALT.



                  E. Newport Investment Advisors, Inc., 20600 Chagrin Boulevard, Suite 1020, Shaker Heights, Ohio 44122 ("Newport"), adviser to The MAXIM Contrarian Fund, is a registered investment adviser.



                           (1) Newport has engaged in no other business during the past two fiscal years.



                           (2) The following list sets forth other substantial business activities of the officers and directors of Newport during the past two years.



                                    (a)     Kenneth Holeski, president of
                                            Newport, is the vice president of
                                            Newport Evaluation Services, Inc.,
                                            a fiduciary consulting business at
                                            20600 Chagrin Boulevard, Shaker
                                            Heights, Ohio  44122, and a
                                            registered representative of WRP
                                            Investments, Inc., 4407 Belmont
                                            Avenue, Youngstown, Ohio  44505, a
                                            registered broker/dealer.



                                    (b)     Donn M. Goodman,  vice  president of
                                            Newport, is the president of Newport
                                            Evaluation Services, Inc.



                  F. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.



                           (1) IMS has engaged in no other business during the past two fiscal years.



                           (2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

                  G. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.



                           (1)      CommonWealth   has   engaged   in  no  other
                                    business during the past two fiscal years.



                           (2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.



                                    (a)     Walter A. Morales, President/Chief
                                            Investment Officer of CommonWealth
                                            was the Director of an insurance/
                                            broadcasting corporation Guaranty
                                            Corporation, 929 Government Street,
                                            Baton Rouge, Louisiana  70802 from
                                            August 1994 to February 1996.
                                            From September 1994 through the
                                            present, a registered representative
                                            of a Broker/Dealer company
                                            Securities Service Network, 2225
                                            Peters Road, Knoxville, Tennessee
                                            37923.  Beginning August 1995
                                            through the present, an instructor
                                            at the University of Southwestern
                                            Louisiana in Lafayette, Louisiana.



                  H. Corbin & Company, 320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.



                           (1) Corbin has engaged in no other business during the past two fiscal years.



                           (2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years.



                                    (a)     Barbara E. Shields,  Vice  President
                                            for Legal Affairs of Corbin, was the
                                            Vice  President  and a trust officer
                                            for Central  Bank & Trust,  P.O. Box
                                            2138,  Fort  Worth,  Texas from June
                                            1994 to December 1995.



                                    (b)     Jeffrey  D.   Ressetar,   the  Chief
                                            Financial  Officer of Corbin,  was a
                                            securities        analyst/operations
                                            manager  for a  private  foundation,
                                            the  William C.  Conner  Educational
                                            Fund, at Texas Christian  University
                                            in Fort Worth,  Texas from June 1995
                                            to December 1995.

                  I. Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registered investment adviser.




         (1) VAMCO has engaged in no other business during the past two fiscal years.



         (2) The following list sets forth substantial business activities of the directors and officers of VAMCO during the past two years.




                  (a) Qui Tu Vuong, the Chief Investment Officer and head of Equity Asset Management of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager/Equities Regulation Representative of Omni Financial Group, LLC, a securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Premier Capital Management andConsulting Group, Inc., a financial consulting corporation at 6575 West Loop South #170, Bellaire, Texas 77401; and fromAugust, 1992 through February, 1996, he was a registered representative of Securities America, Inc. a securities brokerage corporation at 6575 West Loop South #170, Bellaire, Texas 77401.




                  (b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group, LLC.



                  (c) Canh Viet Le, Manager of VAMCO, is the Manager of Vuong and Company, LLC, and was Co-Founder and Chief Financial Officer of Tribe Computer Works, a manufacturing network in Alameda, California from April, 1990 through January, 1996.




         J. CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166, ("CWH"), Advisor to the Worthington Theme Fund, is a registered investment Advisor.



                  (1) CWH has engaged in no other business during the past two fiscal years.

                  (2) The following list sets forth other substantial business activities of the directors and officers of CWH during the past two years.



                           Andrew M. Abrams, the Chief Operating Officer of CWH, is a General Partner of Abrams Investment Partners, L.P., an investment limited partnership at 200 Park Avenue, Suite 3900, New York, New York 10166.




Item 29.          Principal Underwriters



                  A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant.



                  B. Omni Financial Group, LLC ("OMNI") acts as co-distributor, along with AmeriPrime Financial Securities, Inc., of the MAI Family of Funds. Qui T. Vuong, Quyen N. Vuong and Diep N. Vuong, each whose principal business address is 6575 West Loop South, Suite 125, Bellaire, Texas 77401, are the managers of OMNI, hold no offices or position with the Registrant.



Item 30.          Location of Accounts and Records



                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake,
                  Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760.



Item 31.          Management Services Not Discussed in Parts A or B



                  None.



Item 32.          Undertakings



                  (a)      Not Applicable.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.




                  (c) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the Florida Street Growth Fund, the Florida Street Bond Fund, and the Corbin Small-Cap Value Fund registration.




                  (d) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the MAI Family of Funds registration.




                  (e) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the Worthington Theme Fund registration.

                                                        SIGNATURES





         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 1st day of December, 1997.





                                             AmeriPrime Funds





                                             By:

                                                Donald S. Mendelsohn,

                                                Attorney-in-Fact





         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.





Kenneth D. Trumpfheller,

President and Trustee                           By:_________________________

                                                   Donald S. Mendelsohn,

Julie A. Feleo, Treasurer                          Attorney-in-Fact



Steve L. Cobb, Trustee                          November ____, 1997



Gary E. Hippenstiel, Trustee

                                  EXHIBIT INDEX



                                                                         EXHIBIT



 1.      Proposed Management Agreement with CWH Associates, Inc.........EX-99.B5